Concentrations of risks (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Concentration Risk [Line Items]
Cash, FDIC insured amount	$ 250,000
Concentration of risk, cash balance	49,000			$ 500,000
Cash, SDIC insured amount	56,788		$ 75,000		$ 75,717	$ 100,000
DI Scheme Banks [Member]
Concentration Risk [Line Items]
Concentration of risk, cash balance	5,000			$ 48,000
UNITED STATES
Concentration Risk [Line Items]
Concentration of risk, cash balance	$ 55,000
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	58.40%	69.60%
Customer Concentration Risk [Member] | Purchases [Member] | One Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage	53.40%	40.80%
Customer Concentration Risk [Member] | Purchases [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.10%	18.70%